Deposits - Schedule of Maturities of Time Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Maturities Of Time Deposits [Abstract]
One year	$ 651,067	$ 627,665
Two to three years	6,498	12,263
Time deposits	$ 657,565	$ 639,928